Proposal for Profit Appropriation - Summary of Proposal for Profit Appropriation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of proposal profit appropriation [Line Items]
Owners of Aegon N.V.	€ 1,239	€ 710	€ 2,469
Aegon N.V [member]
Disclosure of proposal profit appropriation [Line Items]
Final dividend on common shares	329	307
Earnings to be retained	910	403
Owners of Aegon N.V.	€ 1,239	€ 710	€ 2,469